Discontinued Operations, Reinsurance (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - Homeowners Insurance [Member] $ in Millions		12 Months Ended
	Feb. 01, 2018 Contract	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reinsurance [Abstract]
Number of reinsurance contracts placed | Contract	3
Quota share reinsurance percentage		100.00%
Insurance premiums earned | $		$ 0.2	$ 0.1